Long-term financial assets	12 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Long-term financial assets	Long-term financial assets

	As at September 30, 2022	As at September 30, 2021
	$	$
Deferred compensation plan assets (Notes 17 and 31)	71,863	81,633
Long-term investments (Note 31)	16,826	19,354
Long-term receivables	10,590	18,093
Long-term derivative financial instruments (Note 31)	237,877	33,578
	337,156	152,658